Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 297,707	$ 296,102
Total outstanding commitments	645,752	624,548
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	285,957	292,204
Total outstanding commitments	627,606	619,224
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,278	1,643
Total outstanding commitments	8,772	2,451
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,472	2,255
Total outstanding commitments	9,374	2,873
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	11,750	3,898
Total outstanding commitments	18,146	5,324
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	37,645
Originated in 2019	18,485	33,946
Originated in 2018	12,876	21,950
Originated in 2017	5,644	10,726
Originated in 2016	2,177	5,031
Originated prior to 2016	3,020	5,333
Revolving	23,024	26,877
Total loans	102,871	103,863
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	34,557
Originated in 2019	17,867	33,550
Originated in 2018	12,349	21,394
Originated in 2017	5,257	10,464
Originated in 2016	2,070	4,984
Originated prior to 2016	2,884	5,151
Revolving	22,445	26,307
Total loans	97,429	101,850
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	1,335
Originated in 2019	269	174
Originated in 2018	351	420
Originated in 2017	117	165
Originated in 2016	81	10
Originated prior to 2016	47	86
Revolving	299	292
Total loans	2,499	1,147
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	1,753
Originated in 2019	349	222
Originated in 2018	176	136
Originated in 2017	270	97
Originated in 2016	26	37
Originated prior to 2016	89	96
Revolving	280	278
Total loans	2,943	866
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	3,088
Originated in 2019	618	396
Originated in 2018	527	556
Originated in 2017	387	262
Originated in 2016	107	47
Originated prior to 2016	136	182
Revolving	579	570
Total loans	5,442	2,013
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	11,044
Originated in 2019	10,973	13,192
Originated in 2018	7,103	9,582
Originated in 2017	3,188	6,026
Originated in 2016	2,277	3,883
Originated prior to 2016	3,034	5,086
Revolving	1,692	1,977
Total loans	39,311	39,746
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	9,446
Originated in 2019	9,514	12,976
Originated in 2018	6,053	9,455
Originated in 2017	2,650	5,863
Originated in 2016	2,005	3,706
Originated prior to 2016	2,757	4,907
Revolving	1,445	1,965
Total loans	33,870	38,872
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	461
Originated in 2019	454	108
Originated in 2018	411	71
Originated in 2017	198	99
Originated in 2016	132	117
Originated prior to 2016	108	78
Revolving	9	11
Total loans	1,773	484
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	1,137
Originated in 2019	1,005	108
Originated in 2018	639	56
Originated in 2017	340	64
Originated in 2016	140	60
Originated prior to 2016	169	101
Revolving	238	1
Total loans	3,668	390
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	1,598
Originated in 2019	1,459	216
Originated in 2018	1,050	127
Originated in 2017	538	163
Originated in 2016	272	177
Originated prior to 2016	277	179
Revolving	247	12
Total loans	5,441	874
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	23,266
Originated in 2019	13,987	18,822
Originated in 2018	5,693	9,215
Originated in 2017	6,943	9,626
Originated in 2016	8,521	11,407
Originated prior to 2016	17,744	21,516
Revolving	1
Total loans	76,155	70,586
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	23,262
Originated in 2019	13,969	18,819
Originated in 2018	5,670	9,204
Originated in 2017	6,918	9,605
Originated in 2016	8,487	11,378
Originated prior to 2016	17,434	21,168
Revolving	1
Total loans	75,741	70,174
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	1
Originated in 2019	1	2
Originated in 2018	1
Originated in 2017	1
Originated in 2016	2
Total loans	6	2
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	3
Originated in 2019	17	1
Originated in 2018	22	11
Originated in 2017	24	21
Originated in 2016	32	29
Originated prior to 2016	310	348
Total loans	408	410
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	4
Originated in 2019	18	3
Originated in 2018	23	11
Originated in 2017	25	21
Originated in 2016	34	29
Originated prior to 2016	310	348
Total loans	414	412
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	17,596
Originated in 2019	11,628	15,918
Originated in 2018	6,841	10,154
Originated in 2017	3,901	7,935
Originated in 2016	1,836	3,699
Originated prior to 2016	1,924	3,302
Revolving	12,757	15,657
Revolving converted to term	541	453
Total loans	57,024	57,118
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	17,589
Originated in 2019	11,605	15,907
Originated in 2018	6,814	10,131
Originated in 2017	3,879	7,907
Originated in 2016	1,825	3,679
Originated prior to 2016	1,906	3,274
Revolving	12,647	15,509
Revolving converted to term	503	418
Total loans	56,768	56,825
Other Retail [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Revolving		10
Total loans		10
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	7
Originated in 2019	23	11
Originated in 2018	27	23
Originated in 2017	22	28
Originated in 2016	11	20
Originated prior to 2016	18	28
Revolving	110	138
Revolving converted to term	38	35
Total loans	256	283
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020	7
Originated in 2019	23	11
Originated in 2018	27	23
Originated in 2017	22	28
Originated in 2016	11	20
Originated prior to 2016	18	28
Revolving	110	148
Revolving converted to term	38	35
Total loans	256	293
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,346	24,789
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,149	24,483
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	197	306
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 197	$ 306